GOODWILL AND OTHER INTANGIBLE ASSETS Amortization Expense and Future Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Future Amortization Expense Schedule
2024	$ 100
2025	83
2026	54
2027	52
2028	45
Thereafter	131
Amortization Expense
Amortization of intangible assets during the period	$ 140	$ 192	$ 195